SCHEDULE OF CONCENTRATIONS OF REVENUES (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
BlueCross BlueShield [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	24.00%	27.00%	25.00%	31.00%	25.10%	26.20%
Priority Health [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	27.00%	26.00%	30.00%	26.00%	25.50%	19.70%